                                   SEMI-ANNUAL
                                     REPORT
                                OCTOBER 31, 2000


                            [UNITED ASSOCIATION LOGO]


                               UNITED ASSOCIATION
                               S&P 500 INDEX FUND

LETTER FROM THE GENERAL PRESIDENT OF THE UNITED ASSOCIATION

Dear Fellow Shareholders:

As the first year of the new century draws to a close, we are proud to report the six-month results of the first union-affiliated index mutual fund, the United Association S&P 500 Index Fund. When the Fund was launched on March 2, 2000, our hopes were high that it would fulfill its goal of matching, before fund expenses, the investment results of the Standard & Poor's 500 Index which is made up of common stocks of 500 large, publicly traded companies. During the six-months ended October 31, 2000, the S&P 500 Index returned -1.03% while the Class I and Class II shares of the Fund returned -0.80% and -0.82%, respectively.

We are proud to report that interest in the UA S&P 500 Index Fund during this period has continued as evidenced by hundreds of phone calls and by over 5,000 visitors to the website who made over 70,000 hits. Visitors to www.uafund.com gathered performance information and downloaded prospectuses and applications for the Fund. New accounts continued to be opened and just two months after the Fund was inaugurated, it had assets of nearly $600 million. Today, as we prepare to usher in the New Year, the Fund has more than $950 million in assets--a record of growth that reflects the enthusiasm and support of you, the Fund's investors.

I am deeply grateful to all the participants in this Fund, because your actions indicate your confidence in this program and in your union. It is also an expression of your pride in our great organization of dedicated members.

The accompanying information is the UA S&P 500 Index Fund's semi-annual report. In these pages are the details of the holdings, financial highlights, performance results and stock market commentary. I urge you to review this document carefully and thoroughly, as I believe that you, like me, will benefit from the information.

There continues to be enormous interest in this Fund. Not only do we have investors from within the United Association, but we are also experiencing many serious inquiries from other organizations, as well. Word is spreading about the UA S&P 500 Index Fund. This momentum is due to the benefits of the UA S&P 500 Index Fund which include:

         o A record of lower than average expense ratio for both individual and institutional investors when compared to other S&P 500 Index Funds.*

         o Members, officers and their friends and families have an opportunity to participate in an S&P 500 Index fund designed especially for them.

         o Members, officers and their friends and families are able to demonstrate their pride in the future through their involvement with this Fund.

         o The proxy voting rights associated with this Fund are gained on behalf of all the investors.

As investors, United Association members are very aware that the exercise of proxy voting rights held in the UA S&P 500 Index Fund is extremely important for all of us. This understanding of the importance of proxy voting is no doubt a significant element in the decision our members make regarding participation in the Fund.

Proxy voting gives us a voice in corporate boardrooms, enabling us to explain the benefits of union labor on construction, renovation and maintenance projects. This action serves two equally important purposes: We get the message out that building union provides the best value for money spent, and in doing so, we protect our investments by ensuring that capital expenditures on construction are made wisely and properly. It is not only our right to do this--it is also our obligation as stockholders in these corporations.

As a result of our activism in exercising our proxy voting rights, we have had many successes in the past several years in educating corporate owners about the advantages of using union building tradespeople. Time and again, the decision makers in these companies have seen the wisdom of building union, and that is very gratifying to all of us.

With the UA S&P 500 Index Fund, we will carry on with our proxy voting activities on behalf of all our members. In this way, our rights as shareholders will be safeguarded.

I am proud of the UA S&P 500 Index Fund. Your support has proved that the time was right for the creation of a union-affiliated mutual fund and we look forward to welcoming new investors that have interest in investing in this Fund.

If you want more information on the UA S&P 500 Index Fund, I urge you to call the Fund's toll free number, 1-888-766-8043, or visit our website at www.uafund.com. Thank you for your investment in the UA S&P 500 Index Fund, and for your confidence in the United Association.

Sincerely,

/s/ MARTIN J. MADDALONI

Martin J. Maddaloni
General President of the United Association
Trustee of Financial Investors Trust

*Source: Morningstar, 10/31/00. The average expense ratio for the 28 institutional S&P 500 Index funds was 0.37%. The UA S&P 500 Index Fund Class I was 0.12%. The average expense ratio for the 41 retail S&P 500 Index funds was 0.64%. The UA S&P 500 Index Fund Class II was 0.16%. Morningstar uses annual figures as of the latest annual report while the UA S&P 500 Index Fund's figures are annualized from the 5/01/00 - 10/31/00 period.

Total returns for the Fund reflect reinvestment of all dividends, capital gains distributions and all fee waivers. Without the fee waivers, the total return figures would have been lower. Past performance is not indicative of future results. Principal value may fluctuate and shares, when redeemed, may be worth more or less than their original cost.

FUND OVERVIEW

                                 INVESTMENT GOAL

                      To approximate, before fund expenses,
                  the investment results of the S&P 500 Index.

                                 INCEPTION DATE

                             Class I - March 2, 2000
                            Class II - March 28, 2000

                                  TICKER SYMBOL

                                 Class I - UASPX
                                Class II - UAIIX


          MARKET COMMENTARY FOR THE SIX MONTHS ENDED OCTOBER 31, 2000

The stock market, as measured by the Standard and Poor's 500 Index, generated a negative 1.03% rate of total return for the six months ended 10/31/2000, as a heightened level of volatility and anxiety seemed to loom over the equity markets. Early in the period, healthy earnings and revenue gains from several key companies and continued impressive economic growth did not help the equity markets, which focused on the negative implications of the Federal Reserve's widely anticipated sixth interest rate increase since June, 1999. During the period relief seemed to appear on the horizon as mounting evidence of broad based economic cooling took hold. However, while Mr. Greenspan and company acknowledged a slowing in the torrid pace of economic growth, Federal Reserve policy makers would not categorically rule out the possibility of another interest rate increase, the seventh since June, 1999, terming recent evidence of economic cooling as "preliminary and tentative."

Despite continued evidence supporting the successful "soft landing" economic scenario and the resulting late quarter whispers of a Federal Reserve initiated interest rate reduction, the stock market was clouded by the inflationary implications of rapidly rising energy prices, valuation concerns and a renewed sense of corporate earnings growth apprehension. The period ended with a "relief rally", with the benchmark index posting a gain of 4.70% in the last three days of October. With this bounce, it remains to be seen if the Standard and Poor's 500 Index will finish positive for the year.

                  TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

General Electric Co                               4.01%
Cisco Systems Inc                                 2.83%
Microsoft Corp                                    2.67%
Exxon Mobil Corp                                  2.29%
Intel Corp                                        2.24%
Pfizer Inc                                        2.00%
Citigroup Inc                                     1.76%
American International Group                      1.69%
Merck & Co Inc                                    1.56%
Wal-Mart Stores Inc                               1.50%
                                                 -----
Top Ten                                          22.55%
                                                 =====

The top 10 equity holdings are presented to illustrate examples of the equity securities that the Fund has bought and may not be representative of the Fund's current or future investments.

        SECTOR DIVERSIFICATION* (% OF COMMON STOCKS) - OCTOBER 31, 2000

                                                           FUND    S&P 500 INDEX
                                                           ----    -------------
Basic Materials....................................          2.1%        2.1%
Consumer - Cyclical................................          5.9%        5.9%
Consumer - NonCyclical.............................          6.7%        6.7%
Consumer Services..................................          4.4%        4.4%
Commercial Services................................          1.4%        1.3%
Energy.............................................          6.2%        6.2%
Financial..........................................         16.0%       15.9%
Health Care........................................         12.1%       12.1%
Industrials........................................          6.7%        6.7%
Technology.........................................         28.6%       28.8%
Telecommunications ................................          6.4%        6.4%
Transportation.....................................          0.6%        0.6%
Utility............................................          2.9%        2.9%

*Source: BARRA

DEFINITION OF INDICES

The STANDARD & POOR'S 500(R) INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

"Standard & Poor's(R)", "S&P(R)", "S&P500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licesned for use by Financial Investors Trust. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

UNITED ASSOCIATION S&P 500 INDEX FUND

STATEMENT OF NET ASSETS
OCTOBER 31, 2000 (UNAUDITED)

COMMON STOCKS (93.3%)              SHARES         MARKET VALUE                                            SHARES        MARKET VALUE
---------------------              ------         ------------                                            ------        ------------
General Electric Co                697,014        $38,205,080      Ford Motor Co                          133,729        $3,493,670
Cisco Systems Inc*                 499,930         26,933,729      Charles Schwab Corp                     98,047         3,443,901
Microsoft Corp*                    368,714         25,395,177      Qualcomm Inc*                           52,192         3,398,189
Exxon Mobil Corp                   244,646         21,819,365      E.I. du Pont de Nemours & Co            73,926         3,354,392
Intel Corp                         473,011         21,285,495      Broadcom Corp*                          14,925         3,318,947
Pfizer Inc                         441,635         19,073,112      Walgreen Co                             71,123         3,244,987
Citigroup Inc                      318,074         16,738,644      Siebel Systems Inc*                     28,905         3,033,218
American International Group       164,249         16,096,402      Honeywell International Inc             56,086         3,018,128
Merck & Co Inc                     165,053         14,844,454      Anheuser Busch Co                       65,603         3,001,337
Wal-Mart Stores Inc                315,069         14,296,256      The Bank of New York Co Inc             52,118         3,000,042
SBC Communications Inc             241,288         13,919,302      Schlumberger Ltd                        39,089         2,975,650
EMC Corp*                          152,644         13,594,856      McDonalds Corp                          95,618         2,964,158
Oracle Corp*                       398,722         13,157,826      Bank One Corp                           81,175         2,962,887
Sun Microsystems Inc*              111,135         12,322,093      Federal Home Loan Mtg Corp              49,196         2,951,760
International Business Machines    124,097         12,223,554      Applied Materials Inc*                  54,688         2,905,300
Verizon Communications             191,645         11,079,477      Automatic Data Processing Inc           44,368         2,897,785
Coca Cola Co                       174,838         10,555,844      Minnesota Mining & Mfg Co               28,298         2,734,294
Nortel Networks Corp               210,253          9,566,511      Comcast Corp Special Cl A*              64,809         2,640,967
Johnson & Johnson                   98,419          9,066,850      Gillette Co                             75,656         2,638,503
Royal Dutch Pete Co ADR            151,737          9,009,384      Kimberly Clark Corp                     38,840         2,563,440
Bristol-Myers Squibb Co            140,255          8,546,789      Network Appliance Inc*                  21,337         2,539,103
America Online Inc*                161,791          8,159,120      Marsh & Mclennan Cos, Inc               18,912         2,472,744
Tyco Intl Ltd                      124,118          7,035,939      Clear Channel Communications*           41,146         2,471,332
Home Depot Inc                     163,036          7,010,548      Fleetboston Financial Corp              64,656         2,456,928
Time Warner Inc                     91,321          6,932,177      Colgate Palmolive Co                    41,162         2,418,679
Eli Lilly & Co                      77,523          6,928,618      General Motors Corp                     38,073         2,365,285
Procter & Gamble Inc                92,966          6,641,259      United Technologies Corp                33,717         2,353,868
Hewlett-Packard Co                 141,744          6,582,237      Sprint Corp - PCS Group*                61,504         2,344,840
Bellsouth Corp                     133,172          6,433,872      Texaco Inc                              39,144         2,311,943
Morgan Stanley Dean Witter          79,546          6,388,538      Allstate Corp                           56,407         2,270,382
Viacom Inc Cl B*                   107,851          6,134,026      Emerson Electric Co                     30,601         2,247,261
Philip Morris Cos Inc              166,634          6,102,970      Duke Energy Corp                        25,893         2,238,126
AT&T Corp                          258,759          5,999,974      Yahoo! Inc*                             37,423         2,193,923
Texas Instruments Inc              122,261          5,998,430      MBNA Corp                               56,836         2,134,902
American Home Products Corp         92,386          5,866,511      First Union Corp                        69,844         2,117,146
Abbott Laboratories                108,894          5,750,964      Unilever N.V. ADR                       40,449         2,055,315
American Express Co                 94,975          5,698,500      J.P. Morgan & Co Inc                    12,143         2,009,666
Fannie Mae                          72,375          5,572,875      Nextel Comm Inc Cl A*                   51,769         1,989,871
Qwest Communications Intl*         114,346          5,560,074      Safeway Inc*                            35,892         1,962,844
Bank of America Corp               114,940          5,524,304      Palm Inc*                               36,287         1,943,622
Lucent Technologies Inc            235,290          5,485,198      Associates First Capital Corp           51,530         1,913,051
Wells Fargo & Co                   116,139          5,378,687      Cardinal Health Inc                     19,814         1,877,376
Schering-Plough Corp               103,910          5,370,848      Solectron Corp*                         41,715         1,835,460
Dell Computer Corp*                180,687          5,330,267      Washington Mutual Inc                   40,557         1,784,508
JDS Uniphase Corp*                  65,403          5,322,169      Alcoa Inc                               61,377         1,760,753
Walt Disney Co                     146,263          5,238,044      Seagram Co, Ltd                         30,702         1,753,852
PepsiCo Inc                        102,874          4,982,959      Mellon Financial Corp                   35,831         1,728,846
Pharmacia Corp                      88,781          4,882,955      Target Corp                             62,533         1,727,474
Worldcom Inc*                      201,096          4,776,030      PE Biosystems Group                     14,609         1,709,253
Corning Inc                         61,908          4,735,962      Baxter Intl Inc*                        20,584         1,691,748
Medtronic Inc                       84,581          4,593,806      Fifth Third Bancorp                     32,773         1,683,713
Boeing Co                           62,261          4,222,074      AES Corp*                               29,750         1,680,875
Amgen Inc*                          72,340          4,191,199      Household International Inc             33,296         1,675,205
Enron Corp                          50,805          4,169,185      Xilinx Inc*                             22,657         1,641,216
Chase Manhattan Corp                87,678          3,989,349      Analog Devices Inc*                     24,763         1,609,595
Merrill Lynch & Co                  56,225          3,935,750      HCA - The Healthcare Co                 39,810         1,589,912
Veritas Software Co*                27,694          3,905,287      Sprint Corp - FON Group                 61,728         1,574,064
Chevron Corp                        46,403          3,810,846      Exelon Corp                             26,146         1,572,013
Motorola Inc                       150,828          3,761,273      Electronic Data Systems Corp            33,265         1,561,376
Compaq Computer Corp               120,149          3,653,731      GAP Stores Inc                          60,419         1,559,565

UNITED ASSOCIATION S&P 500 INDEX FUND

STATEMENT OF NET ASSETS
OCTOBER 31, 2000 (UNAUDITED) (CONTINUED)

COMMON STOCKS (CONTINUED)               SHARES     MARKET VALUE                                            SHARES       MARKET VALUE
-------------------------               ------     ------------                                            ------       ------------
CIGNA Corp                              12,548      $1,530,229       Eastman Kodak Co                      22,271         $999,411
Paychex Inc                             26,205       1,485,496       FedEx Corp*                           20,841          976,609
First Data Corp                         29,580       1,482,698       Tribune Co                            25,597          946,689
CVS Corp                                27,745       1,468,751       American Electric Power Inc           22,776          945,204
ALLTEL Corp                             22,233       1,432,639       National City Corp                    43,183          923,037
Dow Chemical Co                         46,738       1,431,351       General Mills Inc                     21,316          889,943
Tellabs Inc*                            28,539       1,425,166       McGraw Hill Cos, Inc                  13,863          889,831
State Street Corp                       11,334       1,413,803       Campbell Soup Co                      30,190          883,057
American General Corp                   17,508       1,409,394       Capital One Financial Corp            13,947          880,404
Southern Co                             47,408       1,392,610       Caterpillar Inc                       25,090          879,718
PNC Bank Corp                           20,772       1,389,128       Waste Management Inc                  43,863          877,260
Sara Lee Corp                           63,944       1,378,793       Tenet Healthcare Corp*                22,063          867,352
AFLAC Inc                               18,822       1,375,182       Reliant Energy Inc                    20,921          864,299
Firstar Corp                            69,241       1,363,182       Interpublic Group of Cos, Inc         20,059          861,283
Linear Technology Corp                  21,085       1,361,300       Burlington Nrthrn Santa Fe            32,021          850,558
Northern Trust Corp                     15,751       1,344,742       FPL Group Inc                         12,672          836,352
Micron Technology*                      38,374       1,333,496       Peoplesoft Inc*                       19,074          832,401
Agilent Technologies Inc*               28,758       1,331,855       Avon Products Inc                     17,099          829,301
Kroger Co*                              58,939       1,329,811       Union Pacific Corp                    17,586          824,344
Computer Associates Intl Inc            41,293       1,316,214       Raytheon Co                           23,961          819,167
Global Crossing Ltd*                    55,305       1,306,581       St. Paul Cos Inc                      15,961          818,001
UnitedHealth Group Inc                  11,938       1,305,719       Radioshack Corp                       13,614          811,735
Williams Co Inc                         30,828       1,288,996       Medimmune Inc*                        12,388          809,865
Adobe Sys Inc                           16,930       1,287,738       Baker Hughes Inc                      23,280          800,250
Maxim Integrated Products Inc*          19,124       1,268,160       Sears Roebuck & Co                    26,487          787,459
US Bancorp                              52,281       1,264,547       BB&T Corp                             24,697          787,217
International Paper Co                  34,134       1,250,155       NIKE Inc Cl B                         19,656          785,012
Kohl's Corp*                            23,046       1,248,805       Transocean Sedco Forex Inc            14,739          781,167
Lowe's Companies Inc                    27,048       1,235,756       Allergan Inc                           9,292          781,109
Sysco Corp                              23,356       1,218,891       KeyCorp                               31,564          779,236
Altera Corp*                            29,442       1,205,282       Weyerhaeuser Co                       16,579          778,177
Conoco Inc                              44,327       1,205,140       Wachovia Corp                         14,339          774,306
Comverse Technology Inc*                10,704       1,196,172       Quaker Oats Co                         9,445          770,358
Illinois Tool Works Inc                 21,277       1,182,203       Limited Inc                           30,394          767,448
Sanmina Corp*                           10,332       1,181,077       Scientific-Atlanta Inc                11,169          764,378
Hartford Fncl Srvcs Group Inc           15,639       1,164,128       Franklin Resources Inc                17,686          757,668
Halliburton Co                          31,283       1,159,426       Aon Corp                              18,179          753,292
Omnicom Group Inc                       12,560       1,158,660       Molex Inc                             13,857          748,278
Gateway Inc*                            22,447       1,158,490       ConAgra Foods Inc                     34,924          746,501
Dynegy Inc Cl A                         24,972       1,156,516       Clorox Co                             16,718          746,041
Guidant Corp*                           21,763       1,152,079       Computer Sciences Corp*               11,811          744,093
Costco Wholesale Corp*                  31,435       1,151,307       PG&E Corp                             27,186          732,323
Coastal Corp                            15,116       1,140,313       Kellogg Co                            28,692          728,060
Gannett Inc                             19,609       1,137,322       Best Buy Inc*                         14,506          728,020
Phillips Petroleum Co                   17,931       1,107,239       PaineWebber Group Inc                 10,125          721,406
Anadarko Petroleum Corp                 17,164       1,099,354       TXU Corp                              19,439          720,458
Lehman Brothers Holdings Inc            17,006       1,096,887       Albertson's Inc                       29,973          709,985
Suntrust Bank Inc                       22,471       1,096,866       Marriott Intl Inc                     17,522          709,641
Carnival Corp                           43,517       1,079,766       Stilwell Financial Inc                15,657          701,629
ADC Telecommunications Inc*             50,284       1,074,820       LSI Logic Corp                        21,143          695,076
Seagate Technology Inc*                 15,271       1,067,061       Mercury Interactive Corp*              6,221          690,531
H.J. Heinz Co                           25,217       1,057,538       Loews Corp                             7,438          676,393
Dominion Resources Inc                  17,755       1,057,532       Lincoln National Corp                 13,799          667,527
Chubb Corp                              12,440       1,050,403       Comerica Inc                          11,064          667,298
Providian Financial Group               10,052       1,045,408       Nabisco Group Holding Corp            23,082          666,493
Harley Davidson Inc                     21,454       1,033,815       Entergy Corp                          17,301          662,845
General Dynamics Corp                   14,217       1,017,404       Wrigley (Wm) Jr Co                     8,170          646,962
Southwest Airlines Co                   35,624       1,015,284       Nabors Industries Inc*                12,670          644,903
El Paso Energy Corp                     16,189       1,014,848       Public Svc Enterprise Grp, Inc        15,441          640,801
Lockheed Martin Corp                    28,159       1,009,500       Golden West Financial Corp            11,397          638,944

UNITED ASSOCIATION S&P 500 INDEX FUND

STATEMENT OF NET ASSETS
OCTOBER 31, 2000 (UNAUDITED) (CONTINUED)

COMMON STOCKS (CONTINUED)              SHARES         MARKET VALUE                                        SHARES       MARKET VALUE
-------------------------              ------         ------------                                        ------       ------------
Danaher Corp                           10,063           $635,227     Kerr-McGee Corp                        6,611         $431,781
Biogen Inc*                            10,519            633,112     Synovus Financial Corp                19,821          427,390
USA Education Inc                      11,232            627,588     FirstEnergy Corp                      16,498          426,886
Delphi Automotive Sys Corp             39,958            626,841     Watson Pharmaceuticals Inc*            6,810          426,051
May Department Stores Co               23,561            618,476     Cincinnati Financial Corp             11,575          425,381
Dover Corp                             14,399            611,058     PPL Corp                              10,177          419,165
Deere & Co                             16,546            609,100     Praxair Inc                           11,238          418,616
Air Products & Chemicals Inc           16,219            605,171     Northrop Grumman Corp                  4,924          413,616
Xcel Energy Inc                        23,657            604,732     Columbia Energy Group                  5,741          412,993
Cendant Corp*                          50,304            603,648     Union Carbide Corp                     9,479          407,597
Aetna Inc                              10,362            599,053     Avery Dennison Corp                    7,971          402,535
USX-Marathon Group                     21,998            598,071     PerkinElmer Inc                        3,331          398,054
Becton Dickinson & Co                  17,782            595,697     Amerada Hess Corp                      6,419          397,978
TJX Companies Inc                      21,834            594,976     T Rowe Price & Associates Inc          8,481          397,017
Masco Corp                             31,660            591,646     Xerox Corp                            47,029          396,807
ALZA Corp*                              7,253            587,040     CSX Corp                              15,450          391,078
Unocal Corp                            17,158            585,517     Ameren Corp                            9,708          385,893
Edison International                   24,418            582,980     Mattel Inc                            29,821          385,809
McKesson HBOC Inc                      19,928            559,230     AmSouth Bancorporation                27,662          385,539
Starbucks Corp*                        12,428            555,376     Conexant Systems Inc*                 14,599          384,136
Pitney Bowes Inc                       18,697            555,067     Southtrust Corp                       11,863          384,065
Burlington Resources Inc               15,374            553,464     Norfolk Southern Corp                 26,988          381,206
Coca Cola Enterprises Inc              30,034            551,875     CenturyTel Inc                         9,896          380,996
PPG Industries Inc                     12,306            549,155     Newell Rubbermaid Inc                 19,840          380,680
Consolidated Edison Inc                15,563            547,623     Teradyne Inc*                         12,121          378,781
Hershey Foods Corp                      9,783            531,339     Barrick Gold Corp                     27,911          373,310
Textron Inc                            10,484            528,787     Dow Jones Inc                          6,329          372,620
Rockwell International Corp            13,424            527,731     Lexmark Intl Group Inc*                9,045          370,845
Ralston Purina Co                      21,712            526,516     DTE Energy Co                         10,244          370,064
Wellpoint Health Networks Inc*          4,493            525,400     Florida Progress Corp                  6,950          369,654
Convergys Corp*                        11,982            521,966     Regions Financial Corp                15,472          364,559
King Pharmaceuticals Inc*              11,628            521,080     Dollar General Corp                   23,450          363,475
Occidental Petroleum Corp              26,022            517,187     TRW Inc                                8,621          362,082
IMS Health Inc                         21,689            512,403     Keyspan Corp                          10,265          361,200
MBIA Inc                                7,043            511,938     Johnson Controls Inc                   6,055          361,029
Bed Bath & Beyond Inc*                 19,786            510,726     Sapient Corp*                         10,148          360,888
Progressive Corp                        5,185            509,426     Ecolab Inc                             9,195          360,329
MGIC Investment Corp                    7,476            509,303     Tiffany & Co                           8,417          359,301
Jefferson Pilot Corp                    7,396            508,475     Power-One Inc*                         5,000          354,687
Fort James Corp                        15,213            501,078     Eaton Corp                             5,192          353,381
Bear Stearns Co                         8,220            498,338     BMC Software Inc*                     17,211          349,598
Archer Daniels Midland Co              45,111            496,221     Cabletron Systems Inc*                12,837          348,204
Alcan Aluminum Ltd                     15,499            489,187     Equifax Inc                           10,009          345,310
Federated Dept Stores Inc*             14,882            484,595     Cinergy Corp                          11,274          345,266
UnumProvident Corp                     17,023            480,900     AMR Corp*                             10,500          343,875
Advanced Micro Devices Inc*            20,947            473,926     Fortune Brands Inc                    11,553          340,091
Devon Energy Corp                       9,388            473,155     Union Planters Corp                    9,920          335,420
Staples Inc*                           33,113            471,860     Sabre Holdings Corp*                   9,895          330,864
Boston Scientific Corp*                29,281            466,666     St Jude Medical Inc*                   5,974          328,570
Rohm & Haas Co                         15,471            465,097     CIT Group Inc                         18,840          328,523
Summit Bancorp                         12,369            463,837     Parker-Hannifin Corp                   7,935          328,311
C P & L Energy Inc                     11,290            455,128     Healthsouth Corp*                     27,325          327,900
Apache Corp                             8,080            446,925     Thermo Electron Corp*                 11,259          326,511
Apple Computer Inc*                    22,845            446,905     Georgia-Pacific Group                 12,098          325,134
New York Times Co                      12,098            444,601     Tricon Global Restaurants Inc*        10,770          323,100
Constellation Energy Corp              10,577            440,929     B.F Goodrich Co                        7,755          317,470
Biomet Inc                             12,085            437,326     Novellus Sys Inc*                      7,738          316,774
Ingersoll-Rand Co                      11,561            436,428     National Semiconductor Corp*          12,183          316,758
Delta Air Lines Inc                     9,219            435,598     Torchmark Corp                         9,278          309,073
KLA-Tencor Corp*                       12,847            434,389     Sempra Energy                         14,846          307,127

UNITED ASSOCIATION S&P 500 INDEX FUND

STATEMENT OF NET ASSETS
OCTOBER 31, 2000 (UNAUDITED) (CONTINUED)

COMMON STOCKS (CONTINUED)             SHARES    MARKET VALUE                                           SHARES       MARKET VALUE
-------------------------             ------    ------------                                           ------       ------------
UST Inc                               12,024     $303,606        Circuit City Store Inc                14,379          $190,522
Moody's Corp                          11,390      299,699        Pall Corp                              8,800           189,750
Countrywide Credit Inds Inc            7,997      299,388        US Airways Group Inc*                  5,007           189,014
Vulcan Materials Co                    7,087      297,654        Fluor Corp                             5,380           188,300
Brwon Forman Corp                      4,842      294,757        Placer Dome Inc                       23,050           187,281
NCR Corp*                              6,823      294,242        Engelhard Corp                         8,917           186,142
Charter One Financial Inc             12,816      293,967        Wendy's Intl Inc                       8,410           182,917
Tosco Corp                            10,191      291,717        Liz Claiborne Inc                      4,141           175,992
Toys R Us Inc*                        16,949      291,311        Temple Inland Inc                      3,932           175,957
Knight-Ridder Inc                      5,783      290,596        Maytag Corp                            5,916           169,346
GPU Inc                                8,717      288,206        American Pwr Conversion Corp*         13,078           169,197
Willamette Industries Inc              7,883      286,251        Millipore Corp                         3,212           168,630
Sealed Air Corp*                       5,906      284,226        Stanley Works                          6,325           168,403
Harcourt General Inc                   5,058      283,501        Adolph Coors Co Cl B                   2,613           166,415
Citrix Systems Inc*                   12,739      281,850        Ashland Inc                            5,068           165,977
Unisys Corp*                          21,970      280,117        FMC Corp*                              2,163           164,388
WPP Group PLC                          4,133      276,411        Rowan Cos Inc*                         6,464           162,812
Genuine Parts Co                      12,571      267,919        Newmont Mining Corp                   11,865           160,919
AutoZone Inc*                          9,968      267,267        Conseco Inc                           23,126           160,437
Phelps Dodge Corp                      5,709      266,896        Nordstrom Inc                          9,678           159,082
Avaya Inc*                            19,607      263,469        Centex Corp                            4,209           155,733
Pinnacle West Capital Corp             5,997      260,495        Bausch & Lomb Inc                      3,962           152,785
Harrah's Entertainment Inc*            9,027      258,398        Andrew Corp*                           5,763           151,639
Ceridian Corp*                        10,275      256,875        C.R. Bard Inc                          3,615           151,378
Dana Corp                             11,522      255,644        SuperValu Inc                          9,799           150,660
Huntington Bancshares Inc             17,777      255,544        Navistar Intl Corp*                    4,467           147,690
Cooper Industries Inc                  6,656      254,592        Humana Inc*                           11,878           144,021
Sherwin Williams Co                   11,716      254,091        Hasbro Inc                            13,212           142,029
Old Kent Financial Corp                9,153      253,424        Hercules Inc                           7,534           137,966
Sigma Aldrich Corp                     7,006      250,464        Alberto-Culver Co Cl B                 3,975           133,411
Hilton Hotels Corp                    26,103      247,978        Great Lakes Chemical Corp              3,992           133,233
Block H&R Inc                          6,939      247,636        Allegheny Technologies Inc             6,360           128,790
Tektronix Inc*                         3,353      238,901        Pactiv Corp*                          12,129           127,354
Parametric Technology Corp*           19,242      236,917        Brunswick Corp                         6,455           125,469
Eastman Chemical Co                    5,518      236,584        Intl Flavors&Fragrances Inc            7,410           124,117
Paccar Inc                             5,534      232,774        Allied Waste Industries Inc*          13,379           123,756
Black & Decker Corp                    6,123      230,378        Dun & Bradstreet Corp*                 5,695           123,154
Whirlpool Corp                         5,251      228,419        Eastern Enterprises                    1,913           123,149
Leggett & Platt Inc                   13,893      227,498        Crane Co                               4,659           122,008
V. F. Corp                             8,323      227,322        Manor Care Inc*                        7,288           121,619
Safeco Corp                            9,171      221,824        Nicor Inc                              3,343           118,050
CMS Energy Corp                        8,137      219,699        Deluxe Corp                            5,182           116,919
J.C. Penney Co Inc                    18,401      215,062        Meredith Corp                          3,658           116,141
Nucor Corp                             6,148      213,259        Boise Cascade Corp                     4,046           116,070
W.W. Grainger Inc                      6,610      211,107        Adaptec Inc*                           7,271           114,973
Novell Inc*                           23,382      210,438        Quintiles Transnational Corp*          8,137           113,409
Mead Corp                              7,271      210,405        Snap-On Inc                            4,168           106,544
Inco Ltd*                             13,486      208,190        Pulte Corp                             3,052           101,670
Niagara Mohawk Holdings Inc*          12,975      207,600        Kaufman & Broad Home Corp              3,374           100,376
Kmart Corp*                           34,721      206,156        USX-U.S. Steel Group                   6,261            99,785
Darden Restaurants Inc                 9,158      206,055        Cummins Engine Inc                     2,906            98,804
Goodyear Tire & Rubber Co             11,060      204,610        Bemis Inc                              3,733            96,591
ITT Industries Inc                     6,220      202,539        Autodesk Inc                           4,297            94,803
Westvaco Corp                          7,096      202,236        Consolidated Stores Corp*              7,832            93,005
Winn-Dixie Stores Inc                 10,450      201,163        Freeport-McMoRan C&G Inc Cl B*        11,527            91,496
Compuware Corp*                       25,412      200,120        Ryder Systems Inc                      4,424            87,374
Visteon Corp                          10,932      193,360        ONEOK Inc                              2,201            87,215
Office Depot Inc*                     23,156      192,484        Peoples Energy Corp                    2,516            86,488
R.R. Donnelley & Sons Co               8,908      191,522        Reebok International Ltd*              4,003            86,315
Sunoco Inc                             6,365      190,552        American Greetings Corp                4,560            82,935

UNITED ASSOCIATION S&P 500 INDEX FUND

STATEMENT OF NET ASSETS
OCTOBER 31, 2000 (UNAUDITED) (CONTINUED)

COMMON STOCKS (CONTINUED)          SHARES     MARKET VALUE                                             SHARES       MARKET VALUE
-------------------------          ------     ------------                                             ------       ------------
Crown Cork & Seal Co Inc            9,069       $82,755           Worthingon Inds Inc                   6,279          $60,043
Dillard's Inc Cl A                  7,445        78,172           National Services Inds Inc            2,909           59,453
Homestake Mining Co                18,430        76,024           Cooper Tire & Rubber Co               5,399           59,052
Ball Corp                           2,144        75,308           Briggs & Stratton Corp                1,642           58,599
Tupperware Corp                     4,137        70,846           McDermott International Inc           4,240           41,075
Potlatch Corp                       2,051        68,708           Russell Corp                          2,376           38,016
Louisiana Pacific Corp              7,572        64,362           Polaroid Corp                         3,160           31,798
Owens-Illinois Inc*                10,596        62,914           Springs Industries Inc Cl A           1,284           30,254
Thomas & Betts Corp                 4,081        61,725           Bethlehem Steel Corp*                 9,294           26,720
Timken Co                           4,389        61,720           W.R. Grace & Co*                      5,086           19,390
Long's Drug Stores Corp             2,779        60,791           Armstrong Holdings Inc                2,847            8,185


     TOTAL COMMON STOCKS                                                         888,168,209
     (Cost $889,925,122)                                                        ------------

INVESTMENT COMPANIES (5.4%)
    SPDR Trust                                                        82,282      11,771,469
    Goldman Sachs Financial Square Prime                          39,532,059      39,523,059
                                                                  ----------    ------------
    TOTAL INVESTMENT COMPANIES                                                    51,294,528
     (Cost $51,107,059)                                                         ------------

   TOTAL INVESTMENTS (98.7%)                                                     939,462,737
     (Cost $941,032,181)

OTHER ASSETS AND LIABILITIES (1.3%)
Other assets                                                                      21,380,984
Accrued investment advisory fee                                                       (7,968)
Accrued administration fee                                                           (83,070)
Accrued custody fee                                                                   (3,984)
Accrued 12b-1 fee                                                                       (256)
Other liabilities                                                                 (8,965,967)
                                                                                ------------
                                                                                  12,319,739
                                                                                ------------
   TOTAL NET ASSETS (100%)                                                      $951,782,476
                                                                                ============

NET ASSETS:
Paid in capital                                                                  953,920,814
Accumulated net realized gain on investments                                         868,902
Accumulated net realized loss on futures                                            (727,993)
Net unrealized depreciation on investments                                        (1,569,444)
Net unrealized depreciation on futures                                            (1,571,644)
Undistributed net investment income                                                  861,841
                                                                                ------------
         TOTAL NET ASSETS                                                       $951,782,476
                                                                                ============

NET ASSET VALUE PER SHARE
Net Assets
   Class I                                                                      $948,123,426
   Class II                                                                     $  3,659,050

Shares outstanding
   Class I                                                                        91,190,345
   Class II                                                                          352,162

Net asset value per share
   Class I                                                                      $      10.40
   Class II                                                                     $      10.39

* Non-income producing security.
Cl- Class
ADR - American Depositary Receipt
See notes to financial statements.

UNITED ASSOCIATION S&P 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                                     901,675
Dividends                                                                  4,420,108
Foreign taxes withheld                                                       (21,895)
                                                                         -----------
     Total Income                                                          5,299,888
                                                                         -----------
EXPENSES:
Investment advisory fee (Note 5)                                              41,555
Administration fee (Note 5)                                                  442,395
Custody fee                                                                   20,777
12b-1 fee - Class II (Note 5)                                                  1,291
                                                                         -----------
     Total expenses                                                          506,018
     Waiver of expenses - Class II (Note 5)                                     (839)
                                                                         -----------
          Net Expenses                                                       505,179
                                                                         -----------
NET INVESTMENT INCOME                                                      4,794,709
                                                                         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments                                             900,440
Net realized loss on futures                                              (1,072,812)
Change in net unrealized appreciation/depreciation on investments        (15,623,397)
Change in net unrealized appreciation/depreciation on futures             (1,234,413)
                                                                         -----------
NET REALIZED AND UNREALIZED LOSS                                         (17,030,182)
                                                                         -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     (12,235,473)
                                                                         -----------

See notes to financial statements.

UNITED ASSOCIATION S&P 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                      For the          For the Period
                                                                 Six Months Ended       March 2, 2000
                                                                 October 31, 2000        (Inception)
                                                                   (Unaudited)        to April 30, 2000
                                                                 ----------------     -----------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                        $   4,794,709         $     718,226
     Net realized gain/(loss) on investments and futures               (172,372)              313,281
     Net change in unrealized appreciation/depreciation
       on investments and futures                                   (16,857,810)           13,716,722
                                                                  -------------         -------------
     Net Increase/(Decrease) In Net Assets From Operations          (12,235,473)           14,748,229
                                                                  -------------         -------------

DISTRIBUTIONS:
     Dividends from net investment income
              Class I                                                (4,638,395)                    0
              Class II                                                  (12,699)                    0
                                                                  -------------         -------------
     Net Decrease in Net Assets from Distributions                   (4,651,094)                    0
                                                                  -------------         -------------
SHARE TRANSACTIONS (NOTE 2):
     Proceeds from sale of shares                                   411,771,436           564,968,885
     Reinvested dividends                                             4,650,991                     0
     Cost of shares redeemed                                        (27,470,498)                    0
                                                                  -------------         -------------
     Net Increase in Net Assets from Share Transactions             388,951,929           564,968,885
                                                                  -------------         -------------
NET INCREASE IN NET ASSETS                                          372,065,362           579,717,114
                                                                  -------------         -------------
NET ASSETS:
     Beginning of Period                                            579,717,114                     0
                                                                  -------------         -------------
     End of Period*                                               $ 951,782,476         $ 579,717,114
                                                                  =============         =============
*Includes undistributed net investment income of:                 $     861,841         $     718,226
                                                                  -------------         -------------

See notes to financial statements.

UNITED ASSOCIATION S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                   CLASS I                                 CLASS II
                                                    ------------------------------------     ------------------------------------
                                                    FOR THE SIX MONTHS    FOR THE PERIOD     FOR THE SIX MONTHS    FOR THE PERIOD
                                                          ENDED            MARCH 2, 2000           ENDED           MARCH 28, 2000
                                                    OCTOBER 31, 2000(3)   (INCEPTION) TO      OCTOBER 31, 2000     (INCEPTION) TO
                                                       (UNAUDITED)        APRIL 30, 2000        (UNAUDITED)        APRIL 30, 2000
                                                    -------------------   --------------     ------------------    --------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of the period              $     10.54          $     10.00         $     10.53          $     11.05
                                                       -----------          -----------         -----------          -----------

Income from investment operations:
     Net investment income                                    0.06                 0.01                0.05                 0.00
     Net realized and unrealized gain/(loss)                 (0.14)                0.53               (0.14)               (0.52)
                                                       -----------          -----------         -----------          -----------
     Total income from investment operations                 (0.08)                0.54               (0.09)               (0.52)
                                                       -----------          -----------         -----------          -----------
Distributions:
     Distributions from net investment income                (0.06)                0.00               (0.05)                0.00
     Distributions from net realized gain on
        investments                                           0.00                 0.00                0.00                 0.00
                                                       -----------          -----------         -----------          -----------
     Total distribution                                      (0.06)                0.00               (0.05)                0.00
                                                       -----------          -----------         -----------          -----------
Net asset value - end of period                        $     10.40          $     10.54         $     10.39          $     10.53
                                                       ===========          ===========         ===========          ===========
Total Return                                                 (0.80)%               5.40%              (0.82)%              (4.71)%
                                                       ===========          ===========         ===========          ===========

RATIOS AND SUPPLEMENTAL DATA:
Net assets - end of period (000)                       $   948,123          $   579,314         $     3,659          $       403
                                                       ===========          ===========         ===========          ===========
Ratio of expenses to average net assets(1)                    0.12%                0.13%               0.16%                0.15%
                                                       ===========          ===========         ===========          ===========
Ratio of expenses to average net assets without
  fee waivers(1)                                               N/A                  N/A                0.22%                0.21%
                                                       ===========          ===========         ===========          ===========
Ratio of net investment income to average net
  assets(1)                                                   1.16%                0.97%               1.13%                0.99%
                                                       ===========          ===========         ===========          ===========
Ratio of net investment income to average net assets
  without fee waivers(1)                                       N/A                  N/A                1.06%                0.93%
                                                       ===========          ===========         ===========          ===========
Portfolio turnover rate(2)                                       1%                   2%                  1%                   2%
                                                       ===========          ===========         ===========          ===========

(1) Annualized

(2) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended October 31, 2000 were $362,979,940 and $6,443,640, respectively.

(3) Per share amounts calculated based on the average shares outstanding during the period.

See notes to financial statements.


                                    12 & 13

UNITED ASSOCIATION S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

         Financial Investors Trust (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining portfolios of the Trust are presented separately.

         The Fund offers two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution
Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

         The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

         INVESTMENT VALUATION: Securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

         FEDERAL INCOME TAXES: It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

         DIVIDENDS: The Fund will declare and pay dividends from net investment income, if any, quarterly. Dividends from net realized gains, if any, are declared at least once a year. Dividends to shareholders are recorded on the ex-dividend date.

         FUTURES CONTRACTS: The Fund uses index futures contracts with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The Fund may purchase futures contracts to immediately invest incoming cash or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount, known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

         There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the stocks held by

UNITED ASSOCIATION S&P 500 INDEX FUND
the Fund. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

         Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

         OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

2. SHARES OF BENEFICIAL INTEREST

         On October 31, 2000, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

FOR THE SIX MONTHS ENDED OCTOBER 31, 2000

                                                  AMOUNT             SHARES
                                              -------------      -------------
CLASS I
Shares sold                                   $ 404,504,520         37,979,211
Share issued as reinvestment of dividends         4,638,351            442,503
Shares redeemed                                 (23,459,473)        (2,179,502)
                                              -------------      -------------
Net increase in shares                        $ 385,683,398         36,242,212
                                              =============      =============

CLASS II
Shares sold                                   $   7,266,916            680,771
Share issued as reinvestment of dividends            12,640              1,202
Shares redeemed                                  (4,011,025)          (368,073)
                                              -------------      -------------
Net increase in shares                        $   3,268,531            313,900
                                              =============      =============

FOR THE PERIOD ENDED APRIL 30, 2000

                                                  AMOUNT            SHARES
                                               ------------       ----------
CLASS I
Shares sold                                    $564,565,250       54,948,133
Share issued as reinvestment of dividends                 0                0
Shares redeemed                                           0                0
                                               ------------       ----------
Net increase in shares                         $564,565,250       54,948,133
                                               ============       ==========

CLASS II
Shares sold                                    $    403,635           38,262
Share issued as reinvestment of dividends                 0                0
Shares redeemed                                           0                0
                                               ------------       ----------
Net increase in shares                         $    403,635           38,262
                                               ============       ==========

UNITED ASSOCIATION S&P 500 INDEX FUND

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of October 31, 2000:

Gross appreciation (excess of value over tax cost)     $ 112,424,680
Gross depreciation (excess of tax cost over value)      (114,036,939)
                                                       -------------
Net unrealized depreciation                            $  (1,612,259)
                                                       =============
Cost of investments for income tax purposes            $ 941,074,996
                                                       =============

4. FUTURES CONTRACTS

         S&P 500 Index financial futures contracts open at October 31, 2000 were as follows:

NUMBER OF                                                   UNREALIZED
CONTRACTS           EXPIRATION DATE          COST          DEPRECIATION
---------           ---------------          ----          ------------
   141               December 2000           $987          $(1,571,644)

5. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION PLAN, AND OTHER RELATED PARTY TRANSACTIONS

         National City Investment Management Company (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .01% of the Fund's average daily net assets up to $2,500,000,000 and .005% of the Fund's average daily net assets in excess of $2,500,000,000.

         ALPS Mutual Funds Services, Inc. ("ALPS") serves as the administrator to the Fund. ALPS is entitled to receive a fee from the Fund, computed daily and payable monthly, at the annual rate of .12% of the Fund's average daily net assets up to $500,000,000, .085% of the Fund's average daily net assets between $500,000,000 and $1,500,000,000, .06% of the Fund's average daily net assets between $1,500,000,000 and $2,500,000,000, and .04% of the Fund's average daily net assets in excess of $2,500,000,000. In addition to administration services, the administration fee also covers the costs of fund accounting, transfer agency, shareholder servicing, printing, registration, legal, audit and Trustees' fees.

         The Trustees have adopted a Distribution Plan on behalf of Class II of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to ALPS at the annual rate of up to .10% of Class II's average daily net assets. ALPS has contractually agreed to waive the 12b-1 fees that it is entitled to receive from Class II to .035% for the Fund's first year of operation.

         Shareholders holding more than 10% of the outstanding shares as of October 31, 2000, constituted 75.77% of the Fund.

UNITED ASSOCIATION S&P 500 INDEX FUND

This Fund is neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

                               INVESTMENT ADVISER
                  National City Investment Management Company
                             1900 East Ninth Street
                             Cleveland, Ohio 44114

          ADMINISTRATOR, DISTRIBUTOR, TRANSFER AGENT & FUND ACCOUNTANT
                        ALPS Mutual Funds Services, Inc.
                             370 Seventeenth Street
                                   Suite 3100
                             Denver, Colorado 80202

                                 LEGAL COUNSEL
                           Davis, Graham & Stubbs LLP
                             370 Seventeenth Street
                                   Suite 4700
                             Denver, Colorado 80202

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                        555 Seventeenth Street Suite 3600
                             Denver, Colorado 80202

                                    CUSTODIAN
                               National City Bank
                                629 Euclid Avenue
                              Cleveland, Ohio 44114


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